Summary of Significant Accounting Policies - Schedule of Company’s Revenue by Revenue Categories (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	$ 3,734,033	$ 2,935,791	$ 4,961,318	$ 8,811,646	$ 6,449,748	$ 13,167,319	$ 6,868,847
Total revenue	3,734,033	2,935,791	4,961,318	$ 8,811,646	$ 6,449,748	$ 13,353,013	$ 7,215,952
New Construction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	2,466,676	1,939,363	4,734,096
Reconstruction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	466,166	366,512
A&A [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	719,903	566,006	227,222
Other general contracting services [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	$ 81,288	$ 63,910